Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets
Schedule of class of assets

	Rights and Concessions (*)	Software	Goodwill	Total
Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	-	(1,062)
Addition	895	87	-	982
Capitalized borrowing costs	-	5	-	5
Write-offs	(11)	(1)	-	(12)
Transfers	(10)	(1)	-	(11)
Signature Bonuses Transfers (**)	(840)	-	-	(840)
Amortization	(2)	(35)	-	(37)
Impairment recognition	-	(1)	-	(1)
Cumulative translation adjustment	124	18	1	143
Balance at June 30, 2022	2,851	380	23	3,254
Cost	2,905	1,487	23	4,415
Accumulated amortization and impairment	(54)	(1,107)	-	(1,161)
Estimated useful life in years	(***)	5	Indefinite

	Rights and Concessions (*)	Software	Goodwill	Total
Balance at December 31, 2020	14,714	210	24	14,948
Addition	12	59	-	71
Capitalized borrowing costs	-	2	-	2
Write-offs	(7)	-	-	(7)
Transfers	(43)	2	-	(41)
Amortization	(4)	(28)	-	(32)
Cumulative translation adjustment	571	8	1	580
Balance at June 30, 2021	15,243	253	25	15,521
Cost	15,336	1,351	25	16,712
Accumulated amortization and impairment	(93)	(1,098)	-	(1,191)
(*) It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(**) Transfer to PP&E relating to Sépia and Atapu.
(***) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.